SIGNIFICANT CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATIONS OF REVENUES	Carriers representing 10% or more of total revenue are presented in the table below:
Insurance Carrier	December 31, 2021	December 31, 2020
BlueCross BlueShield	19%	25.1%
Priority Health	28%	25.5%